10-Q STOCK-BASED COMPENSATION - Common Stock Options (Details)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Number of Options
Options outstanding at beginning of period (in shares)	0
Granted (in shares)	345,263
Exercised (in shares)	0
Expired (in shares)	0
Options exercisable at end of period (in shares)	345,263
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	3.91
Options exercisable at end of period (in dollars per share) | $ / shares	$ 3.91